FEDERATED INVESTMENT SERIES FUNDS, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                JANUARY 30, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INVESTMENT SERIES FUNDS, INC. (the "Corporation")
            Federated Bond Fund (the "Fund")
           1933 Act File No. 33-48847
           1940 Act File No. 811-07021

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the Fund, a portfolio of the above-referenced Corporation, hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 22 on January 29, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary